Financial instruments - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and cash equivalents, current
Cash at bank and in hand	€ 2,983	€ 2,490	€ 3,112
Short-term deposits	1,180	1,066	883
Other cash equivalents	563	385	349
Cash and cash equivalents	4,726	3,941	4,344
Other financial assets, current
Financial assets at amortised cost	765	541	478
Financial assets at fair value through other comprehensive income	0	0	0
Other financial assets	1,322	1,121	1,123
Current financial assets	6,048	5,062	5,467
Cash and cash equivalents, non-current
Cash at bank and in hand	0	0	0
Short-term deposits	0	0	0
Other cash equivalents	0	0	0
Cash and cash equivalents	0	0	0
Other financial assets, non-current
Financial assets at amortised cost	370	368	467
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Other financial assets	3,322	3,065	1,570
Non-current financial assets	3,322	3,065	1,570
Cash and cash equivalents, total
Cash at bank and in hand	2,983	2,490	3,112
Short-term deposits	1,180	1,066	883
Other cash equivalents	563	385	349
Cash and cash equivalents	4,726	3,941	4,344
Other financial assets, total
Financial assets at amortised cost	1,135	909	945
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Other financial assets	4,644	4,186	2,693
Financial assets	9,370	8,127	7,037
Financial assets at amortised cost	370	368	467
Financial assets at fair value through other comprehensive income	2,447	2,216	537
TMICC
Other financial assets, non-current
Financial assets at fair value through other comprehensive income	1,852	1,655
Other financial assets, total
Financial assets at fair value through other comprehensive income	1,852	1,655
Judicial deposits
Other financial assets, non-current
Financial assets at amortised cost	200	175	174
Other financial assets, total
Financial assets at amortised cost	200	175	174
Derivatives
Other financial assets, current
Financial assets at fair value through profit or loss	177	50	157
Other financial assets, non-current
Financial assets at fair value through profit or loss	101	140	203
Other financial assets, total
Financial assets at fair value through profit or loss	278	190	360
Other
Other financial assets, current
Financial assets at fair value through profit or loss	380	530	488
Other financial assets, non-current
Financial assets at fair value through profit or loss	404	341	363
Other financial assets, total
Financial assets at fair value through profit or loss	€ 784	€ 871	€ 851